Acquisitions - Intangible Assets and Goodwill (Details) - IGT $ in Thousands	Apr. 07, 2015 USD ($)
Acquisitions
Finite-lived intangible asset acquired	$ 2,960,000
Trademarks
Acquisitions
Indefinite-lived intangible asset acquired	340,000
Customer relationships
Acquisitions
Finite-lived intangible asset acquired	$ 1,715,000
Finite-lived intangible asset acquired - weighted average useful life	14 years 9 months 18 days
Game library
Acquisitions
Finite-lived intangible asset acquired	$ 360,000
Finite-lived intangible asset acquired - weighted average useful life	2 years 6 months
Computer software
Acquisitions
Finite-lived intangible asset acquired	$ 275,000
Finite-lived intangible asset acquired - weighted average useful life	9 years 4 months 24 days
Developed technologies
Acquisitions
Finite-lived intangible asset acquired	$ 180,000
Finite-lived intangible asset acquired - weighted average useful life	3 years 9 months 18 days
Trademarks
Acquisitions
Finite-lived intangible asset acquired	$ 90,000
Finite-lived intangible asset acquired - weighted average useful life	7 years 3 months 18 days